SUMMARY OF BASIC AND DILUTED INCOME (LOSS) PER ORDINARY SHARE (Details) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Basic and diluted net (loss) income per ordinary share
Basic weighted average shares outstanding				76,399,513	58,198,281
Diluted weighted average shares outstanding				76,399,513	58,198,281
Basic net (loss) income per ordinary share				$ (0.15)	$ (0.01)
Common Class A [Member] | DHC Acquisition Corp [Member]
Basic and diluted net (loss) income per ordinary share
Allocation of net (loss) income, as adjusted				$ (3,841,312)	$ 5,765,370
Basic weighted average shares outstanding				9,779,707	30,945,072
Diluted weighted average shares outstanding				9,779,707	30,945,072
Basic net (loss) income per ordinary share	$ (0.15)	$ (0.24)	$ (0.36)	$ (0.39)	$ 0.19
Common Class B [Member] | DHC Acquisition Corp [Member]
Basic and diluted net (loss) income per ordinary share
Allocation of net (loss) income, as adjusted				$ (3,038,682)	$ 1,441,343
Basic weighted average shares outstanding	0.15	0.24	0.36	7,736,268	7,736,268
Diluted weighted average shares outstanding	0.15	0.24	0.36	7,736,268	7,736,268
Basic net (loss) income per ordinary share				$ (0.39)	$ 0.19